Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of MediMedia Pharma Solotions (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Feb. 27, 2015		Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2012
Business Acquisition [Line Items]
Goodwill			$ 571,523	$ 463,324	$ 357,523	$ 463,324
MediMedia Pharma Solutions
Business Acquisition [Line Items]
Property, plant and equipment	829
Goodwill	115,037	[1]
Accounts receivable	9,955
Prepayments and other current assets	621
Accounts payable	(749)
Payments on account	(4,186)
Other liabilities	(16,405)
Net assets acquired	105,102
Cash consideration	120,000
Adjustments to cash consideration	(11,574)	[2]
Working capital adjustment	(3,324)
Net purchase consideration	$ 105,102

[1]	Goodwill represents the acquisition of an established workforce with experience in the provision of strategic payer-validated market access solutions while the acquisition of Complete Healthcare Communications comprises an established workforce with significant communication experience working with medical affairs, commercial and brand development teams within the life science industry.
[2]	Adjustments to cash consideration represents certain one-time liabilities at the acquisition date which have subsequently been repaid.